CONVERTIBLE DEBT (Schedule of Changes of Long-term Convertible Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018
Convertible Debt [Roll Forward]
Balance at the beginning of period	$ 7,726
Balance at the end of period			$ 7,726
Series L Convertible Bonds [Member]
Convertible Debt [Roll Forward]
Balance at the beginning of period	15,453	[1]	25,353
Change in accrued interest	267		863
Change in fair value	600		(1,585)
Payment of interest	(470)		(1,011)
Payment of principal	(15,850)		(8,167)
Balance at the end of period			$ 15,453	[1]

[1]	includes accrued interest of $193.